UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman and Chief Financial Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  February 13, 2012
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:46 Data Records

Form 13F Information Table Value Total:$314,928
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Aegion Corporation
Common
070020076
$11
740
SH

DEFINED

0
740
0
Allstate Corp
Common
009724478
$126
4,595
SH

DEFINED

0
4,595
0
American Express Company
Common
009988572
$10,997
233,130
SH

SOLE
NONE
233,130
0
0
American Express Company
Common
009988572
$6,327
134,130
SH

DEFINED

0
134,130
0
Anixter International Inc
Common
001144693
$8,420
141,175
SH

SOLE
NONE
141,175
0
0
Anixter International Inc
Common
001144693
$4,974
83,400
SH

DEFINED

0
83,400
0
Bunge Limited
Common
013317810
$9,683
169,280
SH

SOLE
NONE
169,280
0
0
Bunge Limited
Common
013317810
$5,645
98,685
SH

DEFINED

0
98,685
0
Coach, Inc
Common
011894461
$14,003
229,415
SH

SOLE
NONE
229,415
0
0
Coach, Inc
Common
011894461
$8,952
146,650
SH

DEFINED

0
146,650
0
Cognizant Technology Solutions Corporation
Common
011551521
$9,361
145,560
SH

SOLE
NONE
145,560
0
0
Cognizant Technology Solutions Corporation
Common
011551521
$5,119
79,600
SH

DEFINED

0
79,600
0
Danaher Corp
Common
009962131
$11,728
249,320
SH

SOLE
NONE
249,320
0
0
Danaher Corp
Common
009962131
$6,037
128,345
SH

DEFINED

0
128,345
0
Dover Corp
Common
009974121
$9,080
156,420
SH

SOLE
NONE
156,420
0
0
Dover Corp
Common
009974121
$4,878
84,035
SH

DEFINED

0
84,035
0
EMC Corporation
Common
009720308
$104
4,850
SH

DEFINED

0
4,850
0
Fiserv Inc
Common
010808065
$11,019
187,585
SH

SOLE
NONE
187,585
0
0
Fiserv Inc
Common
010808065
$6,154
104,760
SH

DEFINED

0
104,760
0
Honeywell International Inc
Common
010534801
$11,440
210,485
SH

SOLE
NONE
210,485
0
0
Honeywell International Inc
Common
010534801
$6,309
116,075
SH

DEFINED

0
116,075
0
JP Morgan Chase & Co
Common
012271654
$6,320
190,090
SH

SOLE
NONE
190,090
0
0
JP Morgan Chase & Co
Common
012271654
$3,796
114,180
SH

DEFINED

0
114,180
0
Jacobs Engineering Group Inc
Common
011768741
$4,286
105,620
SH

SOLE
NONE
105,620
0
0
Jacobs Engineering Group Inc
Common
011768741
$2,707
66,710
SH

DEFINED

0
66,710
0
Johnson & Johnson
Common
009722513
$11,094
169,165
SH

SOLE
NONE
169,165
0
0
Johnson & Johnson
Common
009722513
$6,840
104,305
SH

DEFINED

0
104,305
0
PerkinElmer Inc
Common
010702658
$8
400
SH

DEFINED

0
400
0
Praxair Inc.
Common
009967419
$15,433
144,370
SH

SOLE
NONE
144,370
0
0
Praxair Inc.
Common
009967419
$8,731
81,677
SH

DEFINED

0
81,677
0
Qualcomm Inc
Common
009830880
$9,022
164,945
SH

SOLE
NONE
164,945
0
0
Qualcomm Inc
Common
009830880
$4,957
90,630
SH

DEFINED

0
90,630
0
Resmed
Common
011540066
$10,783
424,520
SH

SOLE
NONE
424,520
0
0
Resmed
Common
011540066
$6,217
244,745
SH

DEFINED

0
244,745
0
Thermo Fisher Scientific
Common
009729917
$13
300
SH

DEFINED

0
300
0
TJX Companies Inc
Common
009961968
$13,000
201,400
SH

SOLE
NONE
201,400
0
0
TJX Companies Inc
Common
009961968
$7,164
110,990
SH

DEFINED

0
110,990
0
Varian Medical Systems Inc
Common
011489389
$10,128
150,875
SH

SOLE
NONE
150,875
0
0
Varian Medical Systems Inc
Common
011489389
$5,596
83,365
SH

DEFINED

0
83,365
0
Wabtec Corp
Common
011540104
$13,530
193,425
SH

SOLE
NONE
193,425
0
0
Wabtec Corp
Common
011540104
$7,451
106,515
SH

DEFINED

0
106,515
0
World Fuel Services Corporation
Common
013009899
$466
11,100
SH

SOLE
NONE
11,100
0
0
World Fuel Services Corporation
Common
013009899
$97
2,300
SH

DEFINED

0
2,300
0
Yum! Brands Inc
Common
014856862
$12,969
219,780
SH

SOLE
NONE
219,780
0
0
Yum! Brands Inc
Common
014856862
$3,915
66,350
SH

DEFINED

0
66,350
0
Total SA - Spon ADR
ADR
010107385
$35
688
SH

SOLE
NONE
688
0
0
S REPORT SUMMARY
46 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED